PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

13)  PROPERTY, PLANT AND EQUIPMENT

a)  Accounting policy

It is measured at acquisition and/or construction cost, net of accumulated depreciation and/or accumulated impairment losses, if any. Such cost includes the borrowing costs for long-term construction projects if the recognition criteria are met (Note 21.a) and is stated net of ICMS (State VAT) credits (Note 9), which were recorded as recoverable taxes.

Asset costs are capitalized until the asset becomes operational. Costs incurred after the asset becomes operational and that do not improve the functionality or extend the useful life of the asset are immediately recognized on an accrual basis. When significant parts of fixed assets are required to be replaced at intervals, the Company recognizes such parts as individual assets with specific useful lives and depreciation. Likewise, expenses that represent asset improvement (expanded installed capacity or useful life) are capitalized. All the other repair and maintenance costs are recognized in the statement of income as incurred.

The present value of the expected cost for the decommissioning of property, plant and equipment items (towers and equipment on leased property) is capitalized at the cost of the respective asset matched against the provision for dismantling obligations (Note 20) and depreciated over the useful lives of the related assets, which do not exceed the lease term.

Depreciation is calculated by the straight-line method over the useful lives of assets at rates that take into account the estimated useful lives of assets based on technical analyses.

The assets’ residual values, useful lives and methods of depreciation are reviewed on a yearly basis, adjusted prospectively, if appropriate.

Property, plant and equipment items are written off when sold or when no future economic benefit is expected from their use or sale. Any gains or losses arising from write-off (measured as the difference between the net disposal proceeds and the carrying amount) are recognized in the statement of income in the year in which the asset is written off.

b)  Critical estimates and judgments

The accounting treatment of investment in fixed assets includes estimating the useful life period for depreciation purposes, particularly for assets acquired in business combinations.

Useful life determination requires estimates regarding the expected technological developments and alternative uses of assets. The hypotheses related to the technological aspect and its future development imply a significant level of analysis, considering the difficulties in forecasting the time and nature of future technological changes.

Information on the recoverability of fixed assets is presented in note 15.a).

c)  Descripiton, Breakdown and changes

We present a brief description of the main items that make up fixed assets.

●	Switching and transmission media equipment: Includes switching and control centers, gateway, platforms, base radio station, microcells, minicells, repeaters, antennas, radios, access networks, concentrators, cables, TV equipment and other switching and transmission media equipment.
●	Terminal equipment: Includes CPCT, public telephones and other terminal equipment.
●	Lending equipment:Includes cellphones and modems in the lending modality.
●	Infrastructure: This includes buildings, elevators, central air conditioning equipment, towers, posts, containers, energy equipment, land piping, support and protectors, leasehold improvements, etc.
●	Other fixed asset items: These include vehicles, repair and construction tools and instruments, telesupervision equipment, IT equipment, testing and measurement equipment, fixtures and other goods for general use.

	Switching and						Assets and
	transmission	Terminal	Lending				facilities under
	equipment	equipment	equipment	Infrastructure	Land	Other P&E	construction	Total
Balances and changes:
Balance on 12.31.19	22,727,930	817,300	4,082,160	11,719,728	278,512	826,362	2,395,272	42,847,264
Additions	78,053	42	77,859	4,517,747	—	195,449	5,680,707	10,549,857
Write-offs, net (1)	1,817	(61)	(103)	(306,447)	(5,483)	(2,870)	(15,096)	(328,243)
Net transfers	2,539,729	460,542	2,131,885	341,553	—	20,857	(5,682,742)	(188,176)
Subletting	—	—	—	(2,115)	—	—	—	(2,115)
Capital contribution to CyberCo Brasil	(685)	—	—	—	—	(15,553)	—	(16,238)
Depreciation (Note 26)	(2,923,507)	(360,796)	(2,213,966)	(2,731,627)	—	(279,860)	—	(8,509,756)
Balance on 12.31.20	22,423,337	917,027	4,077,835	13,538,839	273,029	744,385	2,378,141	44,352,593
Additions	428,683	45	107,961	2,802,303	—	158,919	6,300,245	9,798,156
Write-offs, net (1)	15,005	(103)	87,079	(262,311)	(5,183)	(1,360)	(41,863)	(208,736)
Net transfers	3,361,667	571,986	2,259,382	609,681	(900)	28,450	(6,960,941)	(130,675)
Subletting	—	—	—	(64,177)	—	—	—	(64,177)
Goods intended for sale (3)	(150,251)	(14,207)	(33,648)	(21,126)	—	(375)	(8,344)	(227,951)
Depreciation (Note 26)	(3,417,261)	(443,238)	(2,168,502)	(2,801,303)	—	(280,415)	—	(9,110,719)
Balance on 12.31.21	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491

Balance on 12.31.20
Cost	78,436,218	5,928,603	22,784,054	30,632,690	273,029	5,379,888	2,378,141	145,812,623
Accumulated depreciation	(56,012,881)	(5,011,576)	(18,706,219)	(17,093,851)	—	(4,635,503)	—	(101,460,030)
Total	22,423,337	917,027	4,077,835	13,538,839	273,029	744,385	2,378,141	44,352,593

Balance on 12.31.21
Cost	81,422,233	6,435,959	25,107,646	34,169,915	266,946	5,536,296	1,667,238	154,606,233
Accumulated depreciation	(58,761,053)	(5,404,449)	(20,777,539)	(20,368,009)	—	(4,886,692)	—	(110,197,742)
Total	22,661,180	1,031,510	4,330,107	13,801,906	266,946	649,604	1,667,238	44,408,491
(1)	In infrastructure, includes the amounts of R$245,237 and R$288,603 as of December 31, 2021 and 2020, respectively, referring to the cancellation of lease agreements.
(2)	Refers to the balance of assets that were used for the Company’s corporate structure in FiBrasil (note 1.c).

d)  Depreciation rates

In the years ended December 31, 2021 and 2020, the Company carried out valuations of the useful lives applied to its property, plant and equipment through the direct comparative method of market data, which did not indicate the need for changes in the useful life and annual rates of depreciation.

The table below shows the annual depreciation rates for the years ended December 31, 2021 and 2020, except for leasing assets (presented in the Note 13.e).

Description
Switching and transmission equipment and media	2.50% to 14.29%
Terminal equipment	10.00% to 25.00%
Lending equipment	25.00% to 50.00%
Infrastructure	2.50% to 20.00%
Other P&E assets	10.00% to 25.00%

e)  Additional information on leases

The Company recognizes the right-of-use assets on the lease start date (that is, on the date the asset is available for use). The rights of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any new remeasurement of lease liabilities.

The Company acts as a lessee in a significant number of lease agreements on different assets, such as structures (towers and rooftops) and the respective land where they are located; sites built in the Built to Suit (“BTS”) modality for installing antennas and other equipment and means of transmission; computer equipment; offices, shops and commercial properties. The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low value assets, as permitted by IFRS 16.

Below, we present the movement of leases, already included in the tables for the movement of fixed assets (Note 13.c).

	Switching and
	transmission
	equipment	Infrastructure	Other	Total

Annual depreciation rate (%)	5.00% to 42.90%	3.50% to 66.67%	20.00% to 38.00%
Balances and changes:
Balance on 12.31.19	346,306	8,401,685	3,220	8,751,211
Additions	55,904	4,394,809	10,564	4,461,277
Subletting (Note 13.c)	—	(2,115)	—	(2,115)
Depreciation	(43,699)	(2,178,537)	(3,403)	(2,225,639)
Write-offs, net	—	(4,902)	—	(4,902)
Cancellation of contracts	(420)	(288,603)	—	(289,023)
Balance on 12.31.20	358,091	10,322,337	10,381	10,690,809
Additions	410,169	2,702,635	590	3,113,394
Subletting (Note 13.c)	—	(64,177)	—	(64,177)
Depreciation	(482,455)	(2,254,000)	(656)	(2,737,111)
Cancellation of contracts	(4,893)	(245,237)	—	(250,130)
Balance on 12.31.21	280,912	10,461,558	10,315	10,752,785

Balance on 12.31.20
Cost	515,318	14,423,538	127,509	15,066,365
Accumulated depreciation	(157,227)	(4,101,201)	(117,128)	(4,375,556)
Total	358,091	10,322,337	10,381	10,690,809

Balance on 12.31.21
Cost	336,080	17,331,955	128,099	17,796,134
Accumulated depreciation	(55,168)	(6,870,397)	(117,784)	(7,043,349)
Total	280,912	10,461,558	10,315	10,752,785

f)  Property and equipment items pledged in guarantee

On December 31, 2021, the Company had property and equipment pledged in guarantee for lawsuits, of R$78,631 (R$85,172 on December 31, 2020).

g)  Concession Balance

The fixed switched telephone service concession model adopted in 1998 upon privatization of the telecommunications sector modernized the services offered in Brazil. For over 20 years, the concessionaires had promoted the expansion and universalization of the fixed telephony service, which, before privatization, was expensive, unequal and slow. The modernization process was disruptive and beneficial.

As the concession contracts terms neared completion, a consensus was sought with the regulatory body to rebalance the economic-financial equilibrium of the contracts.

As a consensus was not achieved, the Company filed an arbitration agreement entered on July 1, 2021 with ANATEL. On July 10, 2021, it was submitted to the International Chamber of Commerce to initiate arbitration against ANATEL, as provided for in the concession agreement and pursuant to Law 9,307/1996 and the General Telecommunications Law. The objectives are to seek acknowledgement, in addition to other matters, of events that occurred during the concession contract that require rebalancing the economic-financial equilibrium of the contracts.

Arbitration is considered an suitable for resolving such complex conflicts. The expectation is that the issue will be resolved technically, allowing for the conclusion of the current concessions for fixed telephone service. At this time, it is not practicable to predict the outcome of this arbitration process.

h)  Adaptation of the Model

On October 4, 2019, Law 13.879/2019 (enacted from PLC 79/2016) was published, which introduced changes in the telecommunication’s regulatory framework, by allowing fixed telephony concessionaires to migrate from a concession regime to a regime of authorization subject to lower regulatory charges, including those associated with the continuity and universalization of the STFC in the concession area, as well as any restrictions on the goods associated with its provision.

The Law determined that ANATEL will be responsible for estimating, through specific regulation, the economic value associated with the adaptation of the concession instrument for authorization, which value will be converted into investment projects not yet defined by ANATEL; depending on the conditions of such projects, the Concessionaire will choose to agree or not to adapt the regime.

i)  Reversible assets

The concession contract for the Company’s Switched Fixed Telephone Service provides that the assets essential to the provision of such service in the concession area, such as switching, transmission and public use terminals, external network equipment, equipment for energy and systems equipment and operation support must be considered as reversible assets.

On April 12, 2021, Resolution 744 was published in the DOU, approved by the Ministry of Telecommunications and by the Board of Directors of ANATEL on April 4, 2021, which deals with the Regulation of Continuity of Provision of Switched Fixed Telephone Service Intended for Use of the General Public under the Public Regime (“RCON”).

The Resolution, which became effective on May 3, 2021, addresses how the continuity of STFC services under the concession regime a upon the termination of the Company STs STFC concession contract; the assets that are used for the provision of multiple services, among which the STFC under the public system, will be subject to a contract for assignment of right of use, under fair and reasonable economic conditions, between the Company and the new Concessionaire or the Federal Government, should they wish to make use of such assets to maintain the continuity of STFC provision under the public regime.

Those assets, that in addition to being essential, are effectively and exclusively used to ensure the continuity and timely provision of STFC under the public regime, will be reverted to the Public Authority, according to the terms of the RCON, if such service continues to be provided, either by the Federal authority, or by a new Concessionaire, under a public agreement. Hence, the assets for the exclusive use of the STFC and, therefore, subject to the reversal regime provided for in the regulation, constitute a residual and decreasing asset of the Company.

In this way, the Concessionaire's assets, at the end of the concession contract on December 31, 2025, will not be subject to the reversion of its ownership to the Federal Government. defined through specific contracts already provided for in the operational manual of the Continuity Regulation, approved by Decision No. 269/2021/COUN/SCO, which complements provisions of the Continuity Regulation.

Although Resolution 744 requires a list of Reversible Assets (“RBR”) to be submitted to ANATEL, such obligation, upon approval under the contractual model described above, is merely informative, in order to maintain transparency of the assets used by the Concessionaire in the provision of STFC under the public regime.